Exhibit 99.2

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2017

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2017, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2017, leases with a total base residual value of 25,231,759.75 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2018. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2017
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2017-	December	$462,363,577.33
2018-	January	$423,080,096.20	$8,939,921.67	13.78%	$32,804,707.80	7.88%
	February	$399,891,959.83	$8,525,900.70	13.14%	$17,044,286.30	4.09%
	March	$368,652,997.11	$7,922,546.06	12.21%	$25,567,856.30	6.14%
	April	$333,227,868.01	$7,215,507.99	11.12%	$30,285,070.82	7.27%
	May	$292,037,347.80	$6,364,803.60	9.81%	$36,701,694.53	8.81%
	June	$249,642,075.60	$5,469,545.36	8.43%	$38,569,796.15	9.26%
	July	$227,901,068.69	$5,067,800.65	7.81%	$18,078,590.11	4.34%
	August	$199,352,803.33	$4,497,537.95	6.93%	$25,333,620.30	6.08%
	September	$162,300,253.69	$3,725,597.73	5.74%	$34,449,097.30	8.27%
	October	$119,981,984.41	$2,803,800.49	4.32%	$40,428,109.00	9.71%
	November	$78,214,986.78	$1,871,604.84	2.89%	$40,570,731.75	9.74%
	December	$40,771,492.36	$1,031,933.36	1.59%	$36,851,855.45	8.85%
2019-	January	$34,241,908.99	$881,471.71	1.36%	$5,877,641.75	1.41%
	February	$16,262,755.49	$425,328.41	0.66%	$17,746,610.37	4.26%
	March	$1,046,147.14	$31,717.40	0.05%	$15,276,437.60	3.67%
	April	$669,068.43	$21,705.76	0.03%	$361,274.75	0.09%
	May	$559,512.93	$18,969.71	0.03%	$94,366.10	0.02%
	June	$480,243.50	$16,910.12	0.03%	$65,522.80	0.02%
	July	$353,382.49	$12,050.44	0.02%	$117,520.35	0.03%
	August	$240,270.65	$8,340.92	0.01%	$106,766.80	0.03%
	September	$148,025.75	$5,198.65	0.01%	$88,405.60	0.02%
	October	$97,168.61	$3,355.37	0.01%	$48,342.00	0.01%
	November	$47,136.82	$1,885.66	0.00%	$48,700.00	0.01%
	December	$0.00	$0.00	0.00%	$47,409.00	0.01%

Total			$64,863,434.55	100.00%	$416,564,412.93	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$481,427,847.48

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER-17	Car	498	84.26%	$(382)	(1.24)%	(2.74)%
	CUV	581	73.08%	$2,051	5.58%	11.57%
	SUV	14	60.87%	$4,710	7.34%	16.14%
	Truck	84	58.74%	$2,378	4.99%	9.09%
	Total Average	1,177	75.84%	$1,076	3.05%	6.38%

NOVEMBER-17	Car	544	85.27%	$(606)	(1.93)%	(4.28)%
	CUV	654	74.91%	$1,627	4.40%	9.33%
	SUV	9	25.00%	$3,318	5.10%	10.49%
	Truck	99	58.58%	$1,737	3.76%	7.07%
	Total Average	1,306	76.11%	$717	2.02%	4.29%

DECEMBER-17	Car	498	87.68%	$(597)	(1.89)%	(4.20)%
	CUV	590	76.92%	$1,349	3.63%	7.77%
	SUV	14	42.42%	$5,408	8.03%	16.92%
	Truck	86	60.99%	$1,755	3.58%	6.71%
	Total Average	1,188	78.73%	$610	1.69%	3.62%